Capital Structure, Common Stock Buybacks (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023
Common stock buybacks [Abstract]
Repurchase of common stock (in shares)		67,294
Average price of repurchased shares (in dollars per share)		$ 2.85
Payments for repurchase of common stock	$ 0	$ 193